Non-interest income (Tables)	12 Months Ended
Sep. 30, 2020
Non-interest income
Schedule of non-interest income

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Net fee income
Facility fees	731	730	1,365	672	680
Transaction fees	1,021	1,225	1,182	891	1,046
Other non-risk fee income	48	(76)	98	(52)	(638)
Fee income	1,800	1,879	2,645	1,511	1,088
Credit card loyalty programs	(102)	(121)	(126)	(71)	(90)
Transaction fee related expenses	(106)	(103)	(95)	(81)	(76)
Fee expenses	(208)	(224)	(221)	(152)	(166)
Net fee income	1,592	1,655	2,424	1,359	922
Net wealth management and insurance income
Wealth management income	631	276	1,145	—	—
Life insurance premium income	1,297	1,443	1,410	—	—
General insurance and lenders mortgage insurance (LMI) net premium earned	499	482	472	—	—
Life insurance investment and other income[2]	64	409	666	—	—
General insurance and LMI investment and other income	42	52	50	—	—
Total insurance premium, investment and other income	1,902	2,386	2,598	—	—
Life insurance claims and changes in life insurance liabilities[3]	(1,284)	(1,266)	(1,396)	—	—
General insurance and LMI claims and other expenses	(498)	(367)	(286)	—	—
Total insurance claims, changes in life insurance liabilities and other expenses	(1,782)	(1,633)	(1,682)	—	—
Net wealth management and insurance income	751	1,029	2,061	—	—
Trading income	895	929	945	876	956
Other income
Dividends received from subsidiaries	—	—	—	762	2,215
Transactions with subsidiaries	—	—	—	579	457
Dividends received from other entities	1	6	3	1	3
Net gain/(loss) on derecognition/sale of associates	316	38	—	305	—
Net gain/(loss) on disposal of assets	11	61	24	9	60
Net gain/(loss) on hedging of overseas operations	—	—	—	(8)	(71)
Net gain/(loss) on derivatives held for risk management purposes[4]	4	(11)	8	4	(11)
Net gain/(loss) on financial assets measured at fair value	(78)	(39)	38	(35)	(25)
Net gain/(loss) on disposal of controlled entities	—	3	(9)	—	—
Rental income on operating leases	54	72	107	33	50
Share of associates’ net profit/(loss)	(23)	(23)	(10)	—	—
Other	(36)	22	(89)	(53)	6
Total other income	249	129	72	1,597	2,684
Total non-interest income	3,487	3,742	5,502	3,832	4,562

1.

Non-interest income includes items relating to estimated customer refunds, payments, associated costs and litigation recognised as a reduction in non-risk fee income, wealth management income and other income of $225 million (2019: $860 million, 2018: $171 million) for the Group, and $190 million (2019: $842 million) for the Parent Entity. Refer to Note 27 for further details.

2.	Includes policyholder tax recoveries.
3.

Life insurance claims and changes in life insurance liabilities include a $260 million loss for the Group (2019: nil, 2018: nil) recognised as a result of the liability adequacy test on life insurance contracts (refer to Note 15). It also includes a $97 million write-off of deferred acquisition costs for the Group (2019: nil, 2018: nil) as a result of Westpac Life Insurance Limited (WLIS) ceasing to provide group life insurance products to BT Super.

4.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.